Derivative Warrant Liabilities (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Warrant Liabilities [Line Items]
Percentage of market value	100
Derivative warrant effective terms	60 days
Percentage of market value	180
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)	9,583,333	9,583,333	9,583,333
Derivative warrant closing term	20 days
Derivative warrant effective terms	60 days
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Warrants outstanding (in Shares)		266,667	266,667
Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrant	$ 11.5	$ 11.5
Public Warrants expiration term	5 years
Threshold issue price per share	$ 9.2	$ 9.2
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price rate	115.00%	115.00%
Percentage of market value		100
Percentage of adjustment of redemption price of stock based on newly issued price		180.00%
Threshold trading days determining volume weighted average price	20 days
Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Public Warrants expiration term		5 years
Class A Ordinary Shares [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants	$ 18
Redemption price per public warrant	$ 10
Redemptions period, description	• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the “fair market value” of Class A ordinary shares;• if, and only if, the closing price of Class A ordinary shares equals or exceeds $10.00 per Public Share (as adjusted per share subdivisions, share dividends, reorganizations, recapitalizations and the like) on the trading day before the Company sends the notice of redemption to the warrant holders; and• if the Reference Value is less than $18.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like), then the Private Placement Warrants must also concurrently be called for redemption on the same terms (except as described herein with respect to a holders’ ability to cashless exercise its warrants) as the outstanding Public Warrants as described above.
Class A Ordinary Shares [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Redemption price per public warrant	$ 18
Redemptions period, description	• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption; and• if, and only if, the last reported sales price (the “closing price”) of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”).
Class A Ordinary Shares [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Threshold issue price per share	$ 9.2
Stock price trigger for redemption of public warrants	10
Fair market value per share	0.361
Class A Ordinary Shares [Member] | Warrant [Member] | Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants	10
Class A Ordinary Shares [Member] | Warrant [Member] | Maximum [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants	18
Class A Ordinary Shares [Member] | Sponsor [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants	$ 10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants		$ 10
Redemption price per public warrant		10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Redemption price per public warrant		10
Redemption price per public warrant		0.1
Warrant redemption condition minimum share price scenario two		18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants		10
Fair market value per share		0.361
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 [Member] | Private Placement Warrants [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants		10
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member]
Derivative Warrant Liabilities [Line Items]
Redemption price per public warrant		18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Redemption price per public warrant		18
Redemption price per public warrant		0.01
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants		18
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Stock price trigger for redemption of public warrants		18
Initial Business Combination [Member] | Warrant [Member]
Derivative Warrant Liabilities [Line Items]
Threshold issue price per share		$ 9.2